Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($) shares	Jul. 24, 2025 HKD ($)	Jul. 24, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Functional currency to reporting currency, translation rate	US$1 = HK$7.7833	US$1 = HK$7.7833
Deferred offering costs			$ 5,137,874			$ 8,786,788	$ 1,119,365
Impairment of long-lived assets (in Dollars)
Employer contribution, percentage on employee's monthly income	5.00%	5.00%
Employer contribution, monthly amount payable per employee	$ 1,500
Recognized government subsidies			175,688
VAT rates range, upper limit	6.00%	6.00%
Statutory reserve, percentage on after tax profit	10.00%	10.00%
General reserve limit, percentage on registered capital	50.00%	50.00%
Portion of profit transferred to statutory reserves
Dilutive shares (in Shares) | shares	0	0
Minimum [Member] | Trade Payables to Vendors [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts payable, payment term	30 days	30 days
Maximum [Member] | Trade Payables to Vendors [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts payable, payment term	90 days	90 days
Integrated IPO Financial Printing Services [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	14 days
Integrated IPO Financial Printing Services [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	30 days
Non-IPO Financial Printing Services [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	30 days
Non-IPO Financial Printing Services [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	120 days